Note J - Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note J – Acquisitions

During the year ended December 31, 2012, the Company completed two business combinations. The results of operations of the acquired companies have been included in Gorman-Rupp’s consolidated results since the effective date of each transaction. The Company financed the all-cash acquisitions through cash on hand and borrowed $17.0 million under a short-term unsecured bank loan agreement. Supplemental pro forma information has not been provided as the acquisitions did not have a material impact on the Company’s consolidated results of operations individually or in aggregate.

In September 2012, the Company’s wholly-owned subsidiary, Gorman-Rupp Africa Proprietary Limited (“GR Africa”), purchased the business of Pumptron (Proprietary) Limited (“Pumptron”) through internally generated cash flows. Pumptron has been an international value-added distributor for Gorman-Rupp for over 25 years and will further enhance the Company’s continuing international expansion. Founded in 1986, Pumptron is a leading provider of water-related pumping solutions primarily serving the construction, mining, agricultural and municipal markets in South Africa and increasingly throughout other sub-Sahara African countries. Pumptron is headquartered in Johannesburg with operating locations in Cape Town and Durban, all in South Africa, and had approximately $10 million in revenue during its fiscal year 2012, which consisted primarily of Gorman-Rupp products.

In December 2012, the Company’s wholly-owned subsidiary, National Pump Company, acquired substantially all of the assets and certain liabilities of American Turbine. Founded in 1975, American Turbine is a group of companies that collectively are a leading manufacturer and distributor of energy-efficient vertical turbine and submersible pumps primarily serving agricultural, municipal and industrial markets, both domestically and globally. During 2011, American Turbine had approximately $15 million in revenue from sales of its products through its Lubbock, Texas headquarters and two other locations in Houston, Texas and Fresno, California. American Turbine will help expand sales in target growth markets and complement existing brands of National Pump Company. In addition, the acquired facilities will provide additional capacity, including machining and testing capabilities.